Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	DAVIS SERIES INC
CIK	dei_EntityCentralIndexKey	0000203002
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	May 01, 2014
Effective Date	dei_DocumentEffectiveDate	May 01, 2014
Prospectus Date	rr_ProspectusDate	May 01, 2014
Davis Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Fund Summary: Davis Opportunity Fund
Investment Objective:	rr_ObjectiveHeading	Investment Objective
Investment Objective	rr_ObjectivePrimaryTextBlock	Davis Opportunity Fund's investment objective is long-term growth of capital.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds. More information about these and other discounts is available from your financial professional and in the "How to Choose a Share Class, Class A Shares" section of the Fund's statutory prospectus on page 41 and in the "Selecting the Appropriate Class of Shares" section of the Fund's statement of additional information on page 52.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 47% of the average value of its portfolio.
Portfolio Turnover Rate	rr_PortfolioTurnoverRate	47.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Davis Selected Advisers, L.P. ("Davis Advisors" or the "Adviser"), the Fund's investment adviser, uses the Davis Investment Discipline to invest Davis Opportunity Fund's portfolio principally in common stocks (including indirect holdings of common stock through depositary receipts). The Fund may invest in large, medium, or small companies without regard to market capitalization and may invest in issuers in foreign countries, including countries with developed or emerging markets.

Davis Investment Discipline. Davis Advisors manages equity funds using the Davis Investment Discipline. Davis Advisors conducts extensive research to try to identify businesses that possess characteristics that Davis Advisors believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. Davis Advisors aims to invest in such businesses when they are trading at discounts to their intrinsic worth. Davis Advisors emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis Advisors routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain. After determining which companies Davis Advisors believes the Fund should own, Davis Advisors then turns its analysis to determining the intrinsic value of those companies' equity securities. Davis Advisors seeks companies whose equity securities can be purchased at a discount from Davis Advisors' estimate of the company's intrinsic value based upon fundamental analysis of cashflows, assets and liabilities, and other criteria which Davis Advisors deems to be material on a company by company basis. Davis Advisors' goal is to invest in companies for the long term (ideally five years or longer, although this goal may not be met). Davis Advisors considers selling a company's equity securities if the securities' market price exceeds Davis Advisors' estimates of intrinsic value, if the ratio of the risks and rewards of continuing to own the company's equity securities is no longer attractive, or to raise cash to purchase a more attractive investment opportunity, satisfy net redemptions, or other purposes.

Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in Davis Opportunity Fund
Risk, Narrative	rr_RiskNarrativeTextBlock

You may lose money by investing in Davis Opportunity Fund. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. The principal risks of investing in the Fund are:

  Stock Market risk. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices, including the possibility of sharp declines.
  Manager risk. Poor security selection or focus on securities in a particular sector, category, or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.
  Common Stock risk. Common stock represents an ownership position in a company. An adverse event may have a negative impact on a company and could result in a decline in the price of its common stock. Common stock is generally subordinate to an issuer's other securities, including preferred, convertible, and debt securities.
  Large-Capitalization Companies risk. Companies with $10 billion or more in market capitalization are considered by the Adviser to be large-capitalization companies. Large-capitalization companies generally experience slower rates of growth in earnings per share than do mid-and small-capitalization companies.
  Mid- and Small-Capitalization Companies risk. Companies with less than $10 billion in market capitalization are considered by the Adviser to be mid- or small-capitalization companies. Mid- and small-capitalization companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.
  Headline risk. The Fund may invest in a company when the company becomes the center of controversy after receiving adverse media attention concerning its operations, long-term prospects, or management or for other reasons. While Davis Advisors researches companies subject to such contingencies, it cannot be correct every time, and the company's stock may never recover or may become worthless.
  Foreign Country risk. Foreign companies may be subject to greater risk as foreign economies may not be as strong or diversified, foreign political systems may not be as stable, and foreign financial reporting standards may not be as rigorous as they are in the United States.
  Emerging Market risk. Securities of issuers in emerging and developing markets may offer special investment opportunities, but present risks not found in more mature markets.
  Foreign Currency risk. Securities issued by foreign companies in foreign markets are frequently denominated in foreign currencies. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency.
  Depositary Receipts risk. Depositary receipts, consisting of American Depositary Receipts, European Depositary Receipts, and Global Depositary Receipts, are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities. Depositary receipts may trade at a discount (or premium) to the underlying security and may be less liquid than the underlying securities listed on an exchange.
  Fees and Expenses risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return which a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low return environment, or a bear market, increases the risk that a shareholder may lose money.
		Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
May Lose Money	rr_RiskLoseMoney	Your investment is not guaranteed and you may lose money.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Results
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below provides some indication of the risks of investing in Davis Opportunity Fund by showing how the Fund's investment results have varied from year to year.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-279-0279
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.davisfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar year total returns for Class A shares (Sales loads are not reflected in the bar chart and if these amounts were reflected, returns would be less than those shown.)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock

The bar chart below provides some indication of the risks of investing in Davis Opportunity Fund by showing how the Fund's investment results have varied from year to year. The following table shows how the Fund's average annual total returns for the periods indicated compare with those of the Russell 3000(R) Index, a broad based securities market index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.davisfunds.com or by calling 1-800-279-0279.

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Results do not include a sales charge. If a sales charge were included, results would be lower.
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	(With Maximum Sales Charges)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	after-tax returns shown are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	for the periods ended December 31, 2013 (with maximum sales charge)
Davis Opportunity Fund | Russell 3000® Index - reflects no deduction for fees, expenses or taxes
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	33.55%
Past 5 Years	rr_AverageAnnualReturnYear05	18.71%
Past 10 Years	rr_AverageAnnualReturnYear10	7.88%
Davis Opportunity Fund | Class A shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	4.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	0.50%
Redemption Fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.22%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.98%
1 Year	rr_ExpenseExampleYear01	570
3 Years	rr_ExpenseExampleYear03	772
5 Years	rr_ExpenseExampleYear05	991
10 Years	rr_ExpenseExampleYear10	1,619
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	570
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	772
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	991
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,619
2004	rr_AnnualReturn2004	13.34%
2005	rr_AnnualReturn2005	8.33%
2006	rr_AnnualReturn2006	17.59%
2007	rr_AnnualReturn2007	(1.42%)
2008	rr_AnnualReturn2008	(44.71%)
2009	rr_AnnualReturn2009	44.81%
2010	rr_AnnualReturn2010	13.92%
2011	rr_AnnualReturn2011	(3.63%)
2012	rr_AnnualReturn2012	12.18%
2013	rr_AnnualReturn2013	42.03%
Bar Chart, Closing	rr_BarChartClosingTextBlock

Highest/Lowest quarterly results during this time period were:

Highest 25.18% for the quarter ended June 30, 2003

Lowest (24.35%) for the quarter ended December 31, 2008

Total return for the three months ended March 31, 2014 (not annualized) was 6.48%.

Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Year to Date Return	rr_BarChartYearToDateReturn	6.48%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.35%)
Past 1 Year	rr_AverageAnnualReturnYear01	35.28%
Past 5 Years	rr_AverageAnnualReturnYear05	19.26%
Past 10 Years	rr_AverageAnnualReturnYear10	6.61%
Davis Opportunity Fund | Class A shares | return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	35.22%
Past 5 Years	rr_AverageAnnualReturnYear05	19.01%
Past 10 Years	rr_AverageAnnualReturnYear10	6.28%
Davis Opportunity Fund | Class A shares | return after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	20.02%
Past 5 Years	rr_AverageAnnualReturnYear05	15.73%
Past 10 Years	rr_AverageAnnualReturnYear10	5.39%
Davis Opportunity Fund | Class B shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	4.00%
Redemption Fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.95%
1 Year	rr_ExpenseExampleYear01	598
3 Years	rr_ExpenseExampleYear03	912
5 Years	rr_ExpenseExampleYear05	1,252
10 Years	rr_ExpenseExampleYear10	1,904
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	198
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	612
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,052
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,904
Past 1 Year	rr_AverageAnnualReturnYear01	36.75%
Past 5 Years	rr_AverageAnnualReturnYear05	19.07%
Past 10 Years	rr_AverageAnnualReturnYear10	6.51%
Davis Opportunity Fund | Class C shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.78%
1 Year	rr_ExpenseExampleYear01	281
3 Years	rr_ExpenseExampleYear03	560
5 Years	rr_ExpenseExampleYear05	964
10 Years	rr_ExpenseExampleYear10	2,095
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	181
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	560
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	964
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,095
Past 1 Year	rr_AverageAnnualReturnYear01	39.95%
Past 5 Years	rr_AverageAnnualReturnYear05	19.47%
Past 10 Years	rr_AverageAnnualReturnYear10	6.30%
Davis Opportunity Fund | Class Y shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.74%
1 Year	rr_ExpenseExampleYear01	76
3 Years	rr_ExpenseExampleYear03	237
5 Years	rr_ExpenseExampleYear05	411
10 Years	rr_ExpenseExampleYear10	918
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	76
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	237
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	411
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	918
Past 1 Year	rr_AverageAnnualReturnYear01	42.40%
Past 5 Years	rr_AverageAnnualReturnYear05	20.77%
Past 10 Years	rr_AverageAnnualReturnYear10	7.46%
Davis Government Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Fund Summary: Davis Government Bond Fund
Investment Objective:	rr_ObjectiveHeading	Investment Objective
Investment Objective	rr_ObjectivePrimaryTextBlock	Davis Government Bond Fund's investment objective is current income.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds. More information about these and other discounts is available from your financial professional and in the "How to Choose a Share Class, Class A Shares" section of the Fund's statutory prospectus on page 41 and in the "Selecting the Appropriate Class of Shares" section of the Fund's statement of additional information on page 52.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.
Portfolio Turnover Rate	rr_PortfolioTurnoverRate	26.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock	Davis Government Bond Fund invests exclusively in U.S. Treasury securities, U.S. Government agency securities, U.S. Government agency mortgage securities (collectively "U.S. Government Securities"), and repurchase agreements collateralized by U.S. Government Securities. Under normal circumstances the Fund's portfolio will maintain a weighted average maturity of three years or less.
Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in Davis Government Bond Fund
Risk, Narrative	rr_RiskNarrativeTextBlock

You may lose money by investing in Davis Government Bond Fund. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. The principal risks of investing in the Fund are:

  U.S. Government Securities risk. Government securities, like other debt securities, generally, are interest rate sensitive. During periods of falling interest rates, the values of debt securities held by the Fund generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating services in their ratings of debt securities and changes in the ability of an issuer to make payments of interest and principal also will affect the value of these investments.
  Repurchase Agreement risk. The repurchase obligation of the seller is, in effect, secured by the underlying securities. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses.
  Variable Current Income risk. The income which the Fund pays to investors is not stable.
  Interest Rate risk. Interest rate increases can cause the price of a debt security to decrease.
  Inflation risk. Also called purchasing power risk, is the chance that the cash flows from an investment won't be worth as much in the future because of changes in purchasing power due to inflation.
  Extension and Prepayment risk. Extension risk occurs when borrowers maintain their existing debt obligations until they come due instead of choosing to prepay them. Prepayment risk occurs when borrowers prepay their debt obligations more quickly than usual so that they can refinance at a lower rate. The pace at which borrowers prepay affects the yield and the cash flow to holders of securities and the market value of those securities.
  Credit risk. The issuer of a fixed income security (potentially even the U.S. Government) may be unable to make timely payments of interest and principal.
  Changes in Debt Rating risk. If a rating agency gives a fixed income security or its issuer a low rating, the value of the security will decline because investors will demand a higher rate of return.
  Fees and Expenses risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return which a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low return environment, or a bear market, increases the risk that a shareholder may lose money.
		Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
May Lose Money	rr_RiskLoseMoney	Your investment is not guaranteed and you may lose money.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Results
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below provides some indication of the risks of investing in Davis Government Bond Fund by showing how the Fund's investment results have varied from year to year.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-279-0279
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.davisfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar year total returns for Class A shares (Sales loads are not reflected in the bar chart and if these amounts were reflected, returns would be less than those shown.)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock

The bar chart below provides some indication of the risks of investing in Davis Government Bond Fund by showing how the Fund's investment results have varied from year to year. The table shows how the Fund's average annual total returns for the periods indicated compare with those of the Citigroup U.S. Treasury/Agency 1-3 Year Index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.davisfunds.com or by calling 1-800-279-0279.

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Results do not include a sales charge. If a sales charge were included, results would be lower.
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	(With Maximum Sales Charges)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	after-tax returns shown are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	for the periods ended December 31, 2013 (with maximum sales charge)
Davis Government Bond Fund | Citigroup U.S. Treasury/Agency 1-3 Year Index - reflects no deduction for fees, expenses or taxes
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	0.37%
Past 5 Years	rr_AverageAnnualReturnYear05	1.17%
Past 10 Years	rr_AverageAnnualReturnYear10	2.64%
Davis Government Bond Fund | Class A shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	4.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	0.50%
Redemption Fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and/or service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.21%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.81%
1 Year	rr_ExpenseExampleYear01	554
3 Years	rr_ExpenseExampleYear03	721
5 Years	rr_ExpenseExampleYear05	903
10 Years	rr_ExpenseExampleYear10	1,429
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	554
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	721
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	903
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,429
2004	rr_AnnualReturn2004	0.17%
2005	rr_AnnualReturn2005	0.98%
2006	rr_AnnualReturn2006	3.73%
2007	rr_AnnualReturn2007	5.45%
2008	rr_AnnualReturn2008	4.38%
2009	rr_AnnualReturn2009	3.37%
2010	rr_AnnualReturn2010	1.95%
2011	rr_AnnualReturn2011	2.01%
2012	rr_AnnualReturn2012	0.67%
2013	rr_AnnualReturn2013	(1.52%)
Bar Chart, Closing	rr_BarChartClosingTextBlock

Highest/Lowest quarterly results during this time period were:

Highest 2.05% for the quarter ended December 31, 2007

Lowest (2.77%) for the quaqrter ended June 30, 2004

Total return for the three months ended March 31, 2014 (not annualized) was 0.32%.

Davis Government Bond Fund 30-Day SEC Yield, Class A Shares

as of December 31, 2012

30-Day SEC Yield 1.08%

You can obtain the Fund's most recent 30-day SEC Yield by calling Investor Services toll-free at 1-800-279-0279, Monday through Friday, from 9 a.m. to 6 p.m. Eastern time.

Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Year to Date Return	rr_BarChartYearToDateReturn	1.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.77%)
Past 1 Year	rr_AverageAnnualReturnYear01	(6.20%)
Past 5 Years	rr_AverageAnnualReturnYear05	0.30%
Past 10 Years	rr_AverageAnnualReturnYear10	1.60%
30-Day Yield	rr_ThirtyDayYield	0.28%
Davis Government Bond Fund | Class A shares | return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(6.54%)
Past 5 Years	rr_AverageAnnualReturnYear05	(0.45%)
Past 10 Years	rr_AverageAnnualReturnYear10	0.66%
Davis Government Bond Fund | Class A shares | return after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(3.51%)
Past 5 Years	rr_AverageAnnualReturnYear05	(0.02%)
Past 10 Years	rr_AverageAnnualReturnYear10	0.90%
Davis Government Bond Fund | Class B shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	4.00%
Redemption Fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and/or service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.72%
1 Year	rr_ExpenseExampleYear01	575
3 Years	rr_ExpenseExampleYear03	842
5 Years	rr_ExpenseExampleYear05	1,133
10 Years	rr_ExpenseExampleYear10	1,675
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	175
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	542
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	933
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,675
Past 1 Year	rr_AverageAnnualReturnYear01	(6.43%)
Past 5 Years	rr_AverageAnnualReturnYear05	(0.07%)
Past 10 Years	rr_AverageAnnualReturnYear10	1.55%
Davis Government Bond Fund | Class C shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and/or service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.63%
1 Year	rr_ExpenseExampleYear01	266
3 Years	rr_ExpenseExampleYear03	514
5 Years	rr_ExpenseExampleYear05	887
10 Years	rr_ExpenseExampleYear10	1,933
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	166
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	514
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	887
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,933
Past 1 Year	rr_AverageAnnualReturnYear01	(3.32%)
Past 5 Years	rr_AverageAnnualReturnYear05	0.44%
Past 10 Years	rr_AverageAnnualReturnYear10	1.31%
Davis Government Bond Fund | Class Y shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and/or service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.47%
1 Year	rr_ExpenseExampleYear01	48
3 Years	rr_ExpenseExampleYear03	151
5 Years	rr_ExpenseExampleYear05	263
10 Years	rr_ExpenseExampleYear10	591
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	48
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	151
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	263
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	591
Past 1 Year	rr_AverageAnnualReturnYear01	(1.34%)
Past 5 Years	rr_AverageAnnualReturnYear05	1.48%
Past 10 Years	rr_AverageAnnualReturnYear10	2.27%
Davis Government Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Fund Summary: Davis Government Money Market Fund
Investment Objective:	rr_ObjectiveHeading	Investment Objective
Investment Objective	rr_ObjectivePrimaryTextBlock	Davis Government Money Market Fund's investment objective is to achieve as high a level of current income as is consistent with the principle of preservation of capital and maintenance of liquidity.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund is a money market fund that seeks to preserve the value of your investment at $1.00 per share. There can be no guarantee that the Fund will be successful in maintaining a $1.00 share price.

Davis Government Money Market Fund invests exclusively in U.S. Treasury securities, U.S. Government agency securities, U.S. Government agency mortgage securities (collectively "U.S. Government Securities"), and repurchase agreements collateralized by U.S. Government Securities. The Fund seeks to maintain liquidity and preserve capital by carefully monitoring the maturity of its investments. The Fund's portfolio maintains a dollar-weighted average maturity of sixty days or less.

Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in Davis Government Money Market Fund
Risk, Narrative	rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund are:

  U.S. Government Securities risk. Government securities, like other debt securities, generally, are interest rate sensitive. During periods of falling interest rates, the values of debt securities held by the Fund generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating services in their ratings of debt securities and changes in the ability of an issuer to make payments of interest and principal also will affect the value of these investments.
  Repurchase Agreement risk. The repurchase obligation of the seller is, in effect, secured by the underlying securities. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses.
  Variable Current Income risk. The income which the Fund pays to investors is not stable.
  Interest Rate risk. Interest rate increases can cause the price of a debt security to decrease.
  Inflation risk. Also called purchasing power risk, is the chance that the cash flows from an investment won't be worth as much in the future because of changes in purchasing power due to inflation.
  Credit risk. The issuer of a fixed income security (potentially even the U.S. Government) may be unable to make timely payments of interest and principal.
  Changes in Debt Rating risk. If a rating agency gives a fixed income security or its issuer a low rating, the value of the security will decline because investors will demand a higher rate of return.
  Fees and Expenses risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return which a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low return environment, or a bear market, increases the risk that a shareholder may lose money.
		Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
May Lose Money	rr_RiskLoseMoney	Your investment is not guaranteed and you may lose money.
Money Market Fund	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Results
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below provides some indication of the risks of investing in Davis Government Money Market Fund by showing how the Fund's investment results have varied from year to year.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-279-0279
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.davisfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar year total returns for all classes of shares
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart below provides some indication of the risks of investing in Davis Government Money Market Fund by showing how the Fund's investment results have varied from year to year. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.davisfunds.com or by calling 1-800-279-0279.
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	for the periods ended December 31, 2013
Davis Government Money Market Fund | Class A shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.64%
Less Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[1]
Net Expenses	rr_NetExpensesOverAssets	0.09%
1 Year	rr_ExpenseExampleYear01	65
3 Years	rr_ExpenseExampleYear03	205
5 Years	rr_ExpenseExampleYear05	357
10 Years	rr_ExpenseExampleYear10	798
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	65
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	205
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	357
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	798
2004	rr_AnnualReturn2004	0.83%
2005	rr_AnnualReturn2005	2.68%
2006	rr_AnnualReturn2006	4.47%
2007	rr_AnnualReturn2007	4.69%
2008	rr_AnnualReturn2008	2.26%
2009	rr_AnnualReturn2009	0.28%
2010	rr_AnnualReturn2010	0.02%
2011	rr_AnnualReturn2011	0.03%
2012	rr_AnnualReturn2012	0.04%
2013	rr_AnnualReturn2013	0.04%
Bar Chart, Closing	rr_BarChartClosingTextBlock

Highest/Lowest quarterly results during this time period were:

Highest 1.20% for the quarter ended December 31, 2006

Lowest 0.00% for the quarter ended December 31, 2013

Total return for the three months ended March 31, 2014 (not annualized) was 0.02%.

Davis Government Money Market Fund 7-Day SEC Yield, Class A, B, C & Y Shares

as of December 31, 2011

7-Day SEC Yield 0.00%

You can obtain the Fund's most recent 7-day SEC Yield by calling Investor Services toll-free at 1-800-279-0279, Monday through Friday, from 9 a.m. to 6 p.m. Eastern time.

Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Year to Date Return	rr_BarChartYearToDateReturn	0.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Past 1 Year	rr_AverageAnnualReturnYear01	0.04%
Past 5 Years	rr_AverageAnnualReturnYear05	0.08%
Past 10 Years	rr_AverageAnnualReturnYear10	1.52%
7-Day Yield	rr_MoneyMarketSevenDayYield	0.00%
Davis Government Money Market Fund | Class B shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.64%
Less Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[1]
Net Expenses	rr_NetExpensesOverAssets	0.09%
1 Year	rr_ExpenseExampleYear01	65
3 Years	rr_ExpenseExampleYear03	205
5 Years	rr_ExpenseExampleYear05	357
10 Years	rr_ExpenseExampleYear10	798
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	65
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	205
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	357
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	798
Past 1 Year	rr_AverageAnnualReturnYear01	0.04%
Past 5 Years	rr_AverageAnnualReturnYear05	0.08%
Past 10 Years	rr_AverageAnnualReturnYear10	1.52%
Davis Government Money Market Fund | Class C shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.64%
Less Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[1]
Net Expenses	rr_NetExpensesOverAssets	0.09%
1 Year	rr_ExpenseExampleYear01	65
3 Years	rr_ExpenseExampleYear03	205
5 Years	rr_ExpenseExampleYear05	357
10 Years	rr_ExpenseExampleYear10	798
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	65
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	205
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	357
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	798
Past 1 Year	rr_AverageAnnualReturnYear01	0.04%
Past 5 Years	rr_AverageAnnualReturnYear05	0.08%
Past 10 Years	rr_AverageAnnualReturnYear10	1.52%
Davis Government Money Market Fund | Class Y shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.64%
Less Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[1]
Net Expenses	rr_NetExpensesOverAssets	0.09%
1 Year	rr_ExpenseExampleYear01	65
3 Years	rr_ExpenseExampleYear03	205
5 Years	rr_ExpenseExampleYear05	357
10 Years	rr_ExpenseExampleYear10	798
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	65
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	205
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	357
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	798
Past 1 Year	rr_AverageAnnualReturnYear01	0.04%
Past 5 Years	rr_AverageAnnualReturnYear05	0.08%
Past 10 Years	rr_AverageAnnualReturnYear10	1.52%
Davis Financial Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Fund Summary: Davis Financial Fund
Investment Objective:	rr_ObjectiveHeading	Investment Objective
Investment Objective	rr_ObjectivePrimaryTextBlock	Davis Financial Fund's investment objective is long-term growth of capital.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds. More information about these and other discounts is available from your financial professional and in the "How to Choose a Share Class, Class A Shares" section of the Fund's statutory prospectus on page 41 and in the "Selecting the Appropriate Class of Shares" section of the Fund's statement of additional information on page 52.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.
Portfolio Turnover Rate	rr_PortfolioTurnoverRate	0.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Davis Selected Advisers, L.P. ("Davis Advisors" or the "Adviser"), the Fund's investment adviser, uses the Davis Investment Discipline to invest at least 80% of the Fund's net assets, plus any borrowing for investment purposes, in securities issued by companies principally engaged in the financial services sector. The Fund invests principally in common stocks (including indirect holdings of common stock through depositary receipts). The Fund may invest in large, medium, or small companies without regard to market capitalization and may invest in issuers in foreign countries, including countries with developed or emerging markets

A company is principally engaged in financial services if it owns financial services-related assets that constitute at least 50% of the value of all of its assets, or if it derives at least 50% of its revenues from providing financial services. Companies in the financial services sector include commercial banks, industrial banks, savings institutions, finance companies, diversified financial services companies, investment banking firms, securities brokerage houses, investment advisory companies, leasing companies, insurance companies and companies providing similar services.

Davis Investment Discipline. Davis Advisors manages equity funds using the Davis Investment Discipline. Davis Advisors conducts extensive research to try to identify businesses that possess characteristics that Davis Advisors believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. Davis Advisors aims to invest in such businesses when they are trading at discounts to their intrinsic worth. Davis Advisors emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis Advisors routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain. After determining which companies Davis Advisors believes the Fund should own, Davis Advisors then turns its analysis to determining the intrinsic value of those companies' equity securities. Davis Advisors seeks companies whose equity securities can be purchased at a discount from Davis Advisors' estimate of the company's intrinsic value based upon fundamental analysis of cashflows, assets and liabilities, and other criteria which Davis Advisors deems to be material on a company by company basis. Davis Advisors' goal is to invest in companies for the long term (ideally five years or longer, although this goal may not be met). Davis Advisors considers selling a company's equity securities if the securities' market price exceeds Davis Advisors' estimates of intrinsic value, if the ratio of the risks and rewards of continuing to own the company's equity securities is no longer attractive, or to raise cash to purchase a more attractive investment opportunity, satisfy net redemptions, or other purposes.

Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund invests principally in a single market sector, and any fund that has a concentrated portfolio is particularly vulnerable to the risks of its target sector.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in Davis Financial Fund
Risk, Narrative	rr_RiskNarrativeTextBlock

You may lose money by investing in Davis Financial Fund. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. The principal risks of investing in the Fund are:

  Stock Market risk. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices, including the possibility of sharp declines.
  Manager risk. Poor security selection or focus on securities in a particular sector, category, or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.
  Common Stock risk. Common stock represents an ownership position in a company. An adverse event may have a negative impact on a company and could result in a decline in the price of its common stock. Common stock is generally subordinate to an issuer's other securities, including preferred, convertible, and debt securities.
  Large-Capitalization Companies risk. Companies with $10 billion or more in market capitalization are considered by the Adviser to be large-capitalization companies. Large-capitalization companies generally experience slower rates of growth in earnings per share than do mid- and small-capitalization companies.
  Mid- and Small-Capitalization Companies risk. Companies with less than $10 billion in market capitalization are considered by the Adviser to be mid- or small-capitalization companies. Mid-and small-capitalization companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.
  Headline risk. The Fund may invest in a company when the company becomes the center of controversy after receiving adverse media attention concerning its operations, long-term prospects, or management or for other reasons. While Davis Advisors researches companies subject to such contingencies, it cannot be correct every time, and the company's stock may never recover or may become worthless.
  Financial Services risk. Risks of investing in the financial services sector include: (i) Systemic risk; (ii) Regulatory actions; (iii) Changes in interest rates: unstable and/or rising interest rates; (iv) Non-diversified loan portfolios; (v) Credit; and (vi) Competition.
  Foreign Country risk. Foreign companies may be subject to greater risk as foreign economies may not be as strong or diversified, foreign political systems may not be as stable, and foreign financial reporting standards may not be as rigorous as they are in the United States.
  Emerging Market risk. Securities of issuers in emerging and developing markets may offer special investment opportunities, but present risks not found in more mature markets.
  Foreign Currency risk. Securities issued by foreign companies in foreign markets are frequently denominated in foreign currencies. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency.
  Depositary Receipts risk. Depositary receipts, consisting of American Depositary Receipts, European Depositary Receipts, and Global Depositary Receipts, are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities. Depositary receipts may trade at a discount (or premium) to the underlying security and may be less liquid than the underlying securities listed on an exchange.
  Focused Portfolio risk. Funds that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the value of the Fund's total portfolio.
  Interest Rate Sensitivity risk. Interest rates may have a powerful influence on the earnings of financial institutions.
  Credit risk. Financial institutions are often highly leveraged and may not be able to make timely payments of interest and principal.
  Fees and Expenses risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return which a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low return environment, or a bear market, increases the risk that a shareholder may lose money.
		Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
May Lose Money	rr_RiskLoseMoney	Your investment is not guaranteed and you may lose money.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Results
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below provides some indication of the risks of investing in Davis Financial Fund by showing how the Fund's investment results have varied from year to year.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-279-0279
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.davisfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar year total returns for Class A shares (Sales loads are not reflected in the bar chart and if these amounts were reflected, returns would be less than those shown)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock

The bar chart below provides some indication of the risks of investing in Davis Financial Fund by showing how the Fund's investment results have varied from year to year. The following table shows how the Fund's average annual total returns for the periods indicated compare with those of the S&P 500(R) Index, a broad based securities market index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.davisfunds.com or by calling 1-800-279-0279.

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Results do not include a sales charge. If a sales charge were included, results would be lower.
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	(With Maximum Sales Charges)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	after-tax returns shown are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	for the periods ended December 31, 2013 (with maximum sales charge)
Davis Financial Fund | S&P 500® Index - reflects no deduction for fees, expenses or taxes
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	32.39%
Past 5 Years	rr_AverageAnnualReturnYear05	17.94%
Past 10 Years	rr_AverageAnnualReturnYear10	7.41%
Davis Financial Fund | Class A shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	4.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	0.50%
Redemption Fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.16%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.88%
1 Year	rr_ExpenseExampleYear01	561
3 Years	rr_ExpenseExampleYear03	742
5 Years	rr_ExpenseExampleYear05	939
10 Years	rr_ExpenseExampleYear10	1,508
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	561
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	742
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	939
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,508
2004	rr_AnnualReturn2004	12.11%
2005	rr_AnnualReturn2005	8.03%
2006	rr_AnnualReturn2006	18.74%
2007	rr_AnnualReturn2007	(5.31%)
2008	rr_AnnualReturn2008	(45.62%)
2009	rr_AnnualReturn2009	46.02%
2010	rr_AnnualReturn2010	11.25%
2011	rr_AnnualReturn2011	(9.02%)
2012	rr_AnnualReturn2012	18.15%
2013	rr_AnnualReturn2013	31.45%
Bar Chart, Closing	rr_BarChartClosingTextBlock

Highest/Lowest quarterly results during this time period were:

Highest 28.82% for the quarter ended June 30, 2009

Lowest (27.10%) for the quarter ended December 31, 2008

Total return for the three months ended March 31, 2014 (not annualized) was 0.48%.

Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Year to Date Return	rr_BarChartYearToDateReturn	0.48%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.10%)
Past 1 Year	rr_AverageAnnualReturnYear01	25.21%
Past 5 Years	rr_AverageAnnualReturnYear05	16.93%
Past 10 Years	rr_AverageAnnualReturnYear10	4.93%
Davis Financial Fund | Class A shares | return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	24.63%
Past 5 Years	rr_AverageAnnualReturnYear05	16.39%
Past 10 Years	rr_AverageAnnualReturnYear10	4.22%
Davis Financial Fund | Class A shares | return after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	14.72%
Past 5 Years	rr_AverageAnnualReturnYear05	13.79%
Past 10 Years	rr_AverageAnnualReturnYear10	4.02%
Davis Financial Fund | Class B shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	4.00%
Redemption Fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.99%
1 Year	rr_ExpenseExampleYear01	602
3 Years	rr_ExpenseExampleYear03	924
5 Years	rr_ExpenseExampleYear05	1,273
10 Years	rr_ExpenseExampleYear10	1,894
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	202
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	624
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,073
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,894
Past 1 Year	rr_AverageAnnualReturnYear01	25.97%
Past 5 Years	rr_AverageAnnualReturnYear05	16.52%
Past 10 Years	rr_AverageAnnualReturnYear10	4.73%
Davis Financial Fund | Class C shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.79%
1 Year	rr_ExpenseExampleYear01	282
3 Years	rr_ExpenseExampleYear03	563
5 Years	rr_ExpenseExampleYear05	970
10 Years	rr_ExpenseExampleYear10	2,105
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	182
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	563
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	970
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,105
Past 1 Year	rr_AverageAnnualReturnYear01	29.24%
Past 5 Years	rr_AverageAnnualReturnYear05	17.00%
Past 10 Years	rr_AverageAnnualReturnYear10	4.51%
Davis Financial Fund | Class Y shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.71%
1 Year	rr_ExpenseExampleYear01	73
3 Years	rr_ExpenseExampleYear03	227
5 Years	rr_ExpenseExampleYear05	395
10 Years	rr_ExpenseExampleYear10	883
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	73
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	227
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	395
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	883
Past 1 Year	rr_AverageAnnualReturnYear01	31.71%
Past 5 Years	rr_AverageAnnualReturnYear05	18.24%
Past 10 Years	rr_AverageAnnualReturnYear10	5.60%
Davis Appreciation & Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Fund Summary: Davis Appreciation & Income Fund
Investment Objective:	rr_ObjectiveHeading	Investment Objective
Investment Objective	rr_ObjectivePrimaryTextBlock	Davis Appreciation & Income Fund's investment objective is total return through a combination of growth and income.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds. More information about these and other discounts is available from your financial professional and in the "How to Choose a Share Class, Class A Shares" section of the Fund's statutory prospectus on page 41 and in the "Selecting the Appropriate Class of Shares" section of the Fund's statement of additional information on page 52.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 18% of the average value of its portfolio.
Portfolio Turnover Rate	rr_PortfolioTurnoverRate	18.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Davis Selected Advisers, L.P. ("Davis Advisors" or the "Adviser"), the Fund's investment adviser, uses the Davis Investment Discipline to invest Davis Appreciation & Income Fund's assets in common stock, convertible securities, preferred stock, and bonds. The Fund may also hold cash. The Fund may invest in large, medium, or small companies without regard to market capitalization and may invest in securities issued by both domestic or foreign companies.

The Fund's investments in common stock issued by companies across the spectrum of market capitalizations are purchased primarily for their growth potential. Fixed income securities, consisting of both investment grade and high-yield, high-risk debt securities ("junk bonds"), are purchased both for current income and to provide diversification. Convertible securities, which include both preferred stock and bonds, may be "converted" into common stock if the company grows, offer both growth potential, some income, and may provide downside protection. In the current market, Davis Advisors' portfolio managers expect to continue investing a significant portion of the Fund's assets in convertible securities.

Davis Investment Discipline. Davis Advisors manages equity funds using the Davis Investment Discipline. Davis Advisors conducts extensive research to try to identify businesses that possess characteristics that Davis Advisors believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. Davis Advisors aims to invest in such businesses when they are trading at discounts to their intrinsic worth. Davis Advisors emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis Advisors routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain. After determining which companies Davis Advisors believes the Fund should own, Davis Advisors then turns its analysis to determining the intrinsic value of those companies' equity securities. Davis Advisors seeks companies whose equity securities can be purchased at a discount from Davis Advisors' estimate of the company's intrinsic value based upon fundamental analysis of cashflows, assets and liabilities, and other criteria which Davis Advisors deems to be material on a company by company basis. Davis Advisors' goal is to invest in companies for the long term (ideally five years or longer, although this goal may not be met). Davis Advisors considers selling a company's equity securities if the securities' market price exceeds Davis Advisors' estimates of intrinsic value, if the ratio of the risks and rewards of continuing to own the company's equity securities is no longer attractive, or to raise cash to purchase a more attractive investment opportunity, satisfy net redemptions, or other purposes.

Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in Davis Appreciation & Income Fund
Risk, Narrative	rr_RiskNarrativeTextBlock

You may lose money by investing in Davis Appreciation & Income Fund. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. The principal risks of investing in the Fund are:

  Stock Market risk. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices, including the possibility of sharp declines.
  Manager risk. Poor security selection or focus on securities in a particular sector, category, or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.
  Common Stock risk. Common stock represents an ownership position in a company. An adverse event may have a negative impact on a company and could result in a decline in the price of its common stock. Common stock is generally subordinate to an issuer's other securities, including preferred, convertible, and debt securities.
  Large-Capitalization Companies risk. Companies with $10 billion or more in market capitalization are considered by the Adviser to be large-capitalization companies. Large-capitalization companies generally experience slower rates of growth in earnings per share than do mid- and small-capitalization companies.
  Mid- and Small-Capitalization Companies risk. Companies with less than $10 billion in market capitalization are considered by the Adviser to be mid- or small-capitalization companies. Mid- and small-capitalization companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.
  Headline risk. The Fund may invest in a company when the company becomes the center of controversy after receiving adverse media attention concerning its operations, long-term prospects, or management or for other reasons. While Davis Advisors researches companies subject to such contingencies, it cannot be correct every time, and the company's stock may never recover or may become worthless.
  Foreign Country risk. Foreign companies may be subject to greater risk as foreign economies may not be as strong or diversified, foreign political systems may not be as stable, and foreign financial reporting standards may not be as rigorous as they are in the United States.
  Depositary Receipts risk. Depositary receipts, consisting of American Depositary Receipts, European Depositary Receipts, and Global Depositary Receipts, are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities. Depositary receipts may trade at a discount (or premium) to the underlying security and may be less liquid than the underlying securities listed on an exchange.
  Convertible Securities risk. The Fund often invests a substantial portion of its assets in convertible securities. Convertible securities are often lower-quality debt securities.
  Preferred Stock risk. Preferred stock is a form of equity security and is generally ranked behind an issuer's debt securities in claims for dividends and assets of an issuer in a liquidation or bankruptcy. An adverse event may have a negative impact on a company and could result in a decline in the price of its preferred stock.
  Bonds and Other Debt Securities risk. Corporations, governments, and other issuers sell bonds and other debt securities to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Bonds and other debt securities generally are subject to credit risk and interest rate risk.
  Interest Rate risk. Interest rate increases can cause the price of a debt security to decrease.
  Extension and Prepayment risk. Extension risk occurs when borrowers maintain their existing debt obligations until they come due instead of choosing to prepay them. Prepayment risk occurs when borrowers prepay their debt obligations more quickly than usual so that they can refinance at a lower rate. The pace at which borrowers prepay affects the yield and the cash flow to holders of securities and the market value of those securities.
  Credit risk. The issuer of a fixed income security (potentially even the U.S. Government) may be unable to make timely payments of interest and principal.
  Changes in Debt Rating risk. If a rating agency gives a fixed income security or its issuer a low rating, the value of the security will decline because investors will demand a higher rate of return.
  Variable Current Income risk. The income which the Fund pays to investors is not stable.
  Overburdened Issuers risk. Issuers of high-yield, high-risk debt securities are unlikely to have a cushion from which to make their payments when their earnings are poor or when the economy in general is in decline.
  Priority risk. Issuers of high-yield, high-risk debt securities are likely to have a substantial amount of other debt which will be senior to the high-yield, high-risk debt securities. An issuer must be current on its senior obligations before it can pay bondholders.
  Difficult to Resell risk. Many investors simply do not want high-yield, high-risk debt securities, and others are prohibited from buying them.
  Fees and Expenses risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return which a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low return environment, or a bear market, increases the risk that a shareholder may lose money.
		Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
May Lose Money	rr_RiskLoseMoney	Your investment is not guaranteed and you may lose money.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Results
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below provides some indication of the risks of investing in Davis Appreciation & Income Fund by showing how the Fund's investment results have varied from year to year.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-279-0279
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.davisfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar year total returns for Class A shares (Sales loads are not reflected in the bar chart and if these amounts were reflected, returns would be less than those shown)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock

The bar chart below provides some indication of the risks of investing in Davis Appreciation & Income Fund by showing how the Fund's investment results have varied from year to year. The following table shows how the Fund's average annual total returns for the periods indicated compare with those of the S&P 500(R) Index, a broad based securities market index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.davisfunds.com or by calling 1-800-279-0279.

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Results do not include a sales charge. If a sales charge were included, results would be lower.
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	(With Maximum Sales Charges)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	after-tax returns shown are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	for the periods ended December 31, 2013 (with maximum sales charge)
Davis Appreciation & Income Fund | S&P 500® Index - reflects no deduction for fees, expenses or taxes
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	32.39%
Past 5 Years	rr_AverageAnnualReturnYear05	17.94%
Past 10 Years	rr_AverageAnnualReturnYear10	7.41%
Davis Appreciation & Income Fund | Class A shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	4.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	0.50%
Redemption Fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.19%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.93%
1 Year	rr_ExpenseExampleYear01	565
3 Years	rr_ExpenseExampleYear03	757
5 Years	rr_ExpenseExampleYear05	965
10 Years	rr_ExpenseExampleYear10	1,564
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	565
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	757
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	965
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,564
2004	rr_AnnualReturn2004	13.08%
2005	rr_AnnualReturn2005	6.29%
2006	rr_AnnualReturn2006	15.19%
2007	rr_AnnualReturn2007	1.30%
2008	rr_AnnualReturn2008	(41.43%)
2009	rr_AnnualReturn2009	49.68%
2010	rr_AnnualReturn2010	20.34%
2011	rr_AnnualReturn2011	(7.45%)
2012	rr_AnnualReturn2012	8.44%
2013	rr_AnnualReturn2013	28.44%
Bar Chart, Closing	rr_BarChartClosingTextBlock

Highest/Lowest quarterly results during this time period were:

Highest 23.58% for the quarter ended September 30, 2009

Lowest (28.75%) for the quarter ended December 31, 2008

Total return for the three months ended March 31, 2014 (not annualized) was 4.17%.

Davis Appreciation & Income Fund 30-Day SEC Yield, Class A Shares

as of December 31, 2011

30-Day SEC Yield 1.03%

You can obtain the Fund's most recent 30-day SEC Yield by calling Investor Services toll-free at 1-800-279-0279, Monday through Friday, from 9 a.m. to 6 p.m. Eastern time.

Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Year to Date Return	rr_BarChartYearToDateReturn	4.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.75%)
Past 1 Year	rr_AverageAnnualReturnYear01	22.34%
Past 5 Years	rr_AverageAnnualReturnYear05	17.20%
Past 10 Years	rr_AverageAnnualReturnYear10	6.15%
30-Day Yield	rr_ThirtyDayYield	1.03%
Davis Appreciation & Income Fund | Class A shares | return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	21.96%
Past 5 Years	rr_AverageAnnualReturnYear05	16.81%
Past 10 Years	rr_AverageAnnualReturnYear10	5.43%
Davis Appreciation & Income Fund | Class A shares | return after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	12.89%
Past 5 Years	rr_AverageAnnualReturnYear05	13.93%
Past 10 Years	rr_AverageAnnualReturnYear10	4.83%
Davis Appreciation & Income Fund | Class B shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	4.00%
Redemption Fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.88%
1 Year	rr_ExpenseExampleYear01	591
3 Years	rr_ExpenseExampleYear03	891
5 Years	rr_ExpenseExampleYear05	1,216
10 Years	rr_ExpenseExampleYear10	1,836
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	191
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	591
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,016
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,836
Past 1 Year	rr_AverageAnnualReturnYear01	23.26%
Past 5 Years	rr_AverageAnnualReturnYear05	17.05%
Past 10 Years	rr_AverageAnnualReturnYear10	6.01%
Davis Appreciation & Income Fund | Class C shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.74%
1 Year	rr_ExpenseExampleYear01	277
3 Years	rr_ExpenseExampleYear03	548
5 Years	rr_ExpenseExampleYear05	944
10 Years	rr_ExpenseExampleYear10	2,052
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	177
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	548
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	944
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,052
Past 1 Year	rr_AverageAnnualReturnYear01	26.40%
Past 5 Years	rr_AverageAnnualReturnYear05	17.38%
Past 10 Years	rr_AverageAnnualReturnYear10	5.79%
Davis Appreciation & Income Fund | Class Y shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.75%
1 Year	rr_ExpenseExampleYear01	77
3 Years	rr_ExpenseExampleYear03	240
5 Years	rr_ExpenseExampleYear05	417
10 Years	rr_ExpenseExampleYear10	930
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	77
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	240
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	417
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	930
Past 1 Year	rr_AverageAnnualReturnYear01	28.70%
Past 5 Years	rr_AverageAnnualReturnYear05	18.60%
Past 10 Years	rr_AverageAnnualReturnYear10	6.92%
Davis Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Fund Summary: Davis Real Estate Fund
Investment Objective:	rr_ObjectiveHeading	Investment Objective
Investment Objective	rr_ObjectivePrimaryTextBlock	Davis Real Estate Fund's investment objective is total return through a combination of growth and income.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds. More information about these and other discounts is available from your financial professional and in the "How to Choose a Share Class, Class A Shares" section of the Fund's statutory prospectus on page 41 and in the "Selecting the Appropriate Class of Shares" section of the Fund's statement of additional information on page 52.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 75% of the average value of its portfolio.
Portfolio Turnover Rate	rr_PortfolioTurnoverRate	75.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Davis Selected Advisers, L.P. ("Davis Advisors" or the "Adviser"), the Fund's investment adviser, uses the Davis Investment Discipline to invest at least 80% of the Fund's net assets, plus any borrowing for investment purposes, in securities issued by companies principally engaged in the real estate industry. The Fund invests principally in common stocks of domestic and foreign companies (including indirect holdings of common stock through depositary receipts).

A company is principally engaged in the real estate industry if it owns real estate or real estate-related assets that constitute at least 50% of the value of all of its assets or if it derives at least 50% of its revenues or net profits from owning, financing, developing, managing or selling real estate, or from offering products or services that are related to real estate. Issuers of real estate securities include real estate investment trusts (REITs), brokers, developers, lenders, and companies with substantial real estate holdings such as paper, lumber, hotel, and entertainment companies. Most of Davis Real Estate Fund's real estate securities are, and will likely continue to be, interests in publicly traded REITs. REITs pool investors' funds to make real estate-related investments, such as buying interests in income-producing property or making loans to real estate developers.

Davis Investment Discipline. Davis Advisors manages equity funds using the Davis Investment Discipline. Davis Advisors conducts extensive research to try to identify businesses that possess characteristics that Davis Advisors believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. Davis Advisors aims to invest in such businesses when they are trading at discounts to their intrinsic worth. Davis Advisors emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis Advisors routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain. After determining which companies Davis Advisors believes the Fund should own, Davis Advisors then turns its analysis to determining the intrinsic value of those companies' equity securities. Davis Advisors seeks companies whose equity securities can be purchased at a discount from Davis Advisors' estimate of the company's intrinsic value based upon fundamental analysis of cashflows, assets and liabilities, and other criteria which Davis Advisors deems to be material on a company by company basis. Davis Advisors' goal is to invest in companies for the long term (ideally five years or longer, although this goal may not be met). Davis Advisors considers selling a company's equity securities if the securities' market price exceeds Davis Advisors' estimates of intrinsic value, if the ratio of the risks and rewards of continuing to own the company's equity securities is no longer attractive, or to raise cash to purchase a more attractive investment opportunity, satisfy net redemptions, or other purposes.

Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund invests principally in a single market sector, and any fund that has a concentrated portfolio is particularly vulnerable to the risks of its target sector.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in Davis Real Estate Fund
Risk, Narrative	rr_RiskNarrativeTextBlock

You may lose money by investing in Davis Real Estate Fund. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. The principal risks of investing in the Fund are:

  Stock Market risk. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices, including the possibility of sharp declines.
  Manager risk. Poor security selection or focus on securities in a particular sector, category, or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.
  Common Stock risk. Common stock represents an ownership position in a company. An adverse event may have a negative impact on a company and could result in a decline in the price of its common stock. Common stock is generally subordinate to an issuer's other securities, including preferred, convertible, and debt securities.
  Large-Capitalization Companies risk. Companies with $10 billion or more in market capitalization are considered by the Adviser to be large-capitalization companies. Large-capitalization companies generally experience slower rates of growth in earnings per share than do mid- and small-capitalization companies.
  Mid- and Small-Capitalization Companies risk. Companies with less than $10 billion in market capitalization are considered by the Adviser to be mid- or small-capitalization companies. Mid- and small- capitalization companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.
  Headline risk. The Fund may invest in a company when the company becomes the center of controversy after receiving adverse media attention concerning its operations, long-term prospects, or management or for other reasons. While Davis Advisors researches companies subject to such contingencies, it cannot be correct every time, and the company's stock may never recover or may become worthless.
  Real Estate risk. Real estate securities are susceptible to the many risks associated with the direct ownership of real estate, including declines in property values, increases in property taxes, operating expenses, interest rates or competition, overbuilding, changes in zoning laws, or losses from casualty or condemnation.
  Focused Portfolio risk. Funds that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the value of the Fund's total portfolio.
  Variable Current Income risk. The income which the Fund pays to investors is not stable.
  Fees and Expenses risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return which a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low return environment, or a bear market, increases the risk that a shareholder may lose money.
		Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
May Lose Money	rr_RiskLoseMoney	Your investment is not guaranteed and you may lose money.
Nondiversified	rr_RiskNondiversifiedStatus	The Fund is non-diversified and, therefore, is allowed to focus its investments in fewer companies than a fund that is required to diversify its portfolio.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Results
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below provides some indication of the risks of investing in Davis Real Estate Fund by showing how the Fund's investment results have varied from year to year.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-279-0279
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.davisfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar year total returns for Class A shares (Sales loads are not reflected in the bar chart and if these amounts were reflected, returns would be less than those shown.)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock

The bar chart below provides some indication of the risks of investing in Davis Real Estate Fund by showing how the Fund's investment results have varied from year to year. The table shows how the Fund's average annual total returns for the periods indicated compare with those of the S&P 500(R) Index, a broad based securities market index, and of the Wilshire U.S. Real Estate Securities Index. The Wilshire U.S. Real Estate Securities Index is a measure of the performance of publicly traded real estate securities. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.davisfunds.com or by calling 1-800-279-0279.

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Results do not include a sales charge. If a sales charge were included, results would be lower.
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	(With Maximum Sales Charges)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	after-tax returns shown are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	for the periods ended December 31, 2013 (with maximum sales charge)
Davis Real Estate Fund | S&P 500® Index - reflects no deduction for fees, expenses or taxes
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	32.39%
Past 5 Years	rr_AverageAnnualReturnYear05	17.94%
Past 10 Years	rr_AverageAnnualReturnYear10	7.41%
Davis Real Estate Fund | Wilshire U.S. Real Estate Securities Index - reflects no deduction for fees, expenses or taxes
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	2.15%
Past 5 Years	rr_AverageAnnualReturnYear05	16.81%
Past 10 Years	rr_AverageAnnualReturnYear10	8.41%
Davis Real Estate Fund | Class A shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	4.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	0.50%
Redemption Fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.19%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.98%
1 Year	rr_ExpenseExampleYear01	570
3 Years	rr_ExpenseExampleYear03	772
5 Years	rr_ExpenseExampleYear05	991
10 Years	rr_ExpenseExampleYear10	1,619
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	570
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	772
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	991
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,619
2004	rr_AnnualReturn2004	33.22%
2005	rr_AnnualReturn2005	12.76%
2006	rr_AnnualReturn2006	34.58%
2007	rr_AnnualReturn2007	(14.87%)
2008	rr_AnnualReturn2008	(46.89%)
2009	rr_AnnualReturn2009	31.72%
2010	rr_AnnualReturn2010	20.09%
2011	rr_AnnualReturn2011	9.69%
2012	rr_AnnualReturn2012	16.86%
2013	rr_AnnualReturn2013	(1.67%)
Bar Chart, Closing	rr_BarChartClosingTextBlock

Highest/Lowest quarterly results during this time period were:

Highest 32.10% for the quarter ended June 30, 2009

Lowest (42.31%) for the quarter ended December 31, 2008

Total return for the three months ended March 31, 2014 (not annualized) was 8.55%.

Davis Real Estate Fund 30-Day SEC Yield, Class A Shares

as of December 31, 2013

30-Day SEC Yield 1.34%

You can obtain the Fund's most recent 30-day SEC Yield by calling Investor Services toll-free at 1-800-279-0279, Monday through Friday, from 9 a.m. to 6 p.m. Eastern time.

Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Year to Date Return	rr_BarChartYearToDateReturn	8.55%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(42.31%)
Past 1 Year	rr_AverageAnnualReturnYear01	(6.34%)
Past 5 Years	rr_AverageAnnualReturnYear05	13.68%
Past 10 Years	rr_AverageAnnualReturnYear10	5.66%
30-Day Yield	rr_ThirtyDayYield	1.34%
Davis Real Estate Fund | Class A shares | return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(6.84%)
Past 5 Years	rr_AverageAnnualReturnYear05	13.12%
Past 10 Years	rr_AverageAnnualReturnYear10	4.37%
Davis Real Estate Fund | Class A shares | return after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(3.58%)
Past 5 Years	rr_AverageAnnualReturnYear05	10.74%
Past 10 Years	rr_AverageAnnualReturnYear10	4.69%
Davis Real Estate Fund | Class B shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	4.00%
Redemption Fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Operating Expenses	rr_ExpensesOverAssets	2.06%
1 Year	rr_ExpenseExampleYear01	609
3 Years	rr_ExpenseExampleYear03	946
5 Years	rr_ExpenseExampleYear05	1,308
10 Years	rr_ExpenseExampleYear10	1,981
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	209
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	646
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,108
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,981
Past 1 Year	rr_AverageAnnualReturnYear01	(6.60%)
Past 5 Years	rr_AverageAnnualReturnYear05	13.31%
Past 10 Years	rr_AverageAnnualReturnYear10	5.54%
Davis Real Estate Fund | Class C shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.85%
1 Year	rr_ExpenseExampleYear01	288
3 Years	rr_ExpenseExampleYear03	582
5 Years	rr_ExpenseExampleYear05	1,001
10 Years	rr_ExpenseExampleYear10	2,169
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	188
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	582
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,001
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,169
Past 1 Year	rr_AverageAnnualReturnYear01	(3.51%)
Past 5 Years	rr_AverageAnnualReturnYear05	13.85%
Past 10 Years	rr_AverageAnnualReturnYear10	5.35%
Davis Real Estate Fund | Class Y shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.76%
1 Year	rr_ExpenseExampleYear01	78
3 Years	rr_ExpenseExampleYear03	243
5 Years	rr_ExpenseExampleYear05	422
10 Years	rr_ExpenseExampleYear10	942
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	78
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	243
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	422
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 942
Past 1 Year	rr_AverageAnnualReturnYear01	(1.45%)
Past 5 Years	rr_AverageAnnualReturnYear05	15.16%
Past 10 Years	rr_AverageAnnualReturnYear10	6.54%

[1]	The Adviser is contractually committed to waive fees and/or reimburse the Fund's expenses such that net investment income will not be less than zero until May 1, 2015. After that date, there is no assurance that the Adviser will continue to cap expenses. The Adviser may recapture from the assets of the Fund any of the operating expenses it has reimbursed (but not any of the management fees which it has waived) until the end of the third calendar year after the end of the calendar year in which such reimbursement occurs, subject to certain limitations. This recapture could negatively affect the Fund's future yield.